EQUITY - Distributions Made to each Class of Partnership Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Partnership Units [Line Items]
Limited Partners			$ 2,196	$ 1,234
Distributions to specified holders	$ 316	$ 309	$ 634	$ 627
Distributions per unit (in dollars per share)	$ 0.258	$ 0.300	$ 0.533	$ 0.625
Limited partners
Schedule of Partnership Units [Line Items]
Limited Partners	$ 113	$ 111	$ 227	$ 225
REUs | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited Partners			407	402
Distributions to specified holders	201	196	403	398
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Distributions to specified holders	$ 2	$ 2	$ 4	$ 4